Contingencies, Commitments and Guarantees (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Lease impairment charge incurred to date			$ 52,000,000
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Number of years over which commitments will be invested in partnerships	5 years
Commitments to fund partnership investments	4,000,000,000	3,800,000,000
Minimum indemnities and guarantees contractual limitiation	less than $1 million
Maximum indemnities and guarantees contractual limitiation	800,000,000
Cumulative maximum indemnities and guarantees contractual limitiation	1,500,000,000
Liabilities for indemnities, guarantees and commitments	5,000,000	5,000,000
Additional liabilities for indemnities, guarantees and commitments	0
The approximate minimum amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	0
The approximate maximum amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	145,000,000
Restructuring Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Lease impairment charge incurred to date	28,000,000	28,000,000	28,000,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	1,432,000,000	2,437,000,000
Interest Rate Lock Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	5,600,000,000	2,500,000,000
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	4,129,000,000	3,754,000,000
Insurance-related Assessments [Member]
Loss Contingencies
Loss contingency, estimate of possible loss	40,000,000
Superfund Site Settlement Agreements [Member]
Loss Contingencies
Number of regulatory matters and other claims	2
Damages Sought	less than $1 million and an additional amount
Loss contingency, estimate of possible loss	1,000,000
Total Asset Recovery Services, LLC v. MetLife, Inc et Al [Member]
Loss Contingencies
Damages Sought	1,572,780,000
Assumed average face amount of life insurance policies in lawsuit	110,000
Unclaimed Property [Member]
Loss Contingencies
After tax charge to increase reserves in connection with identification of potential life insurance claims through database searches	117,000,000
Impact of 2009 Legislation related to the Pesification Law [Member]
Loss Contingencies
Increase (decrease) in claims liability			(108,000,000)
Additional impact of 2009 Legislation related to the Pesification Law [Member]
Loss Contingencies
Increase (decrease) in claims liability			13,000,000
Net impact of 2009 Legislation related to the Pesification Law [Member]
Loss Contingencies
Increase (decrease) in claims liability			$ (95,000,000)